PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
PROPERTY AND EQUIPMENT

At March 31, 2018 and December 31, 2017, property and equipment were comprised of the following:

	March 31, 2018	December 31, 2017
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	8,887,045	8,887,045
Surface equipment	4,439,263	3,957,603
Land	178,683	178,683
Less: Accumulated depreciation	(5,300,140)	(4,820,569)

Total Property and Equipment, Net	$11,119,273	$11,117,184

Depreciation expense amounted to $479,571 and $459,644 for the periods March 31, 2018 and March 31, 2017, respectively.

The estimated useful lives are as follows:

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years

At December 31, 2017 and 2016, property and equipment were comprised of the following:

	2017	2016
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	8,887,045	7,500,512
Surface equipment	3,957,603	3,751,054
Land	178,683	178,683
Less: Accumulated depreciation	(4,820,569)	(2,262,855)

Total Property and Equipment, Net	$11,117,184	$12,081,816

Depreciation expense amounted to $2,557,714 and $2,262,855 for the years of December 31, 2017 and 2016, respectively.

The estimated useful lives are as follows:

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years